Derivative Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Note 5 - Derivative Liability

Under the terms of the September 2015, December 2015, February 2016, May 2016, December 2016, February 2017, March 2017, April 2017 Convertible Notes, we identified derivative instruments arising from embedded conversion features, as well as warrants issued with the December 2015 Convertible Note.

The following summarizes the Black-Scholes assumptions used to estimate the fair value of the derivative liability at the dates of issuance and the revaluation dates:

Six Months Ended June 30, 2017

Volatility	171–199%
Risk-free interest rate	0.54–1.31%
Expected life (years)	0.15–1.67
Dividend yield	--

Changes in the derivative liability were as follows:

	Six Months Ended June 30, 2017
	Level 1	Level 2	Level 3
Convertible debt and other derivative liabilities at December 31, 2016	--	--	$4,851,760
Conversions of convertible debt	--	--	(247,641)
Issuance of convertible debt and other derivatives	--	--	306,901
Reclassification of common share equivalents to additional paid in capital	--	--	(6,364,224)
Change in fair value	--	--	1,537,400
Convertible debt and other derivative liabilities at June 30, 2017	$--	$--	$84,196

Under the terms of the September 2015, December 2015, February 2016, May 2016 and December 2016 Convertible Notes, we identified derivative instruments arising from embedded conversion features, as well as warrants issued with the December 2015 Convertible Note.

Under the terms of the convertible note agreements, the Company identified derivative instruments arising from embedded conversion features, as well as warrants issued with the December 2015 Convertible Note.

The following summarizes the Black-Scholes assumptions used to estimate the fair value of the derivative liability at the dates of issuance and the revaluation dates:

	Year ended December 31,
	2016			2015
Volatility	108%	–	254%	102%	--	112%
Risk-free interest rate	0.2%	--	2.5%	0.5%	--	1.2%
Expected life (years)	0.0	–	10.0	0.9	--	3.0
Dividend yield	--	--	--	--	--	--

We determined that as of September 30, 2016 we did not have sufficient authorized but unissued shares of our common stock available to settle all of the common share equivalents represented by our convertible notes, warrants, options and convertible preferred stock. As a result, the common share equivalents that exceeded our authorized but unissued shares of common stock were reclassified from equity to derivative liabilities on a last in, first out (LIFO) basis using the inception date of the related instrument.

Changes in the derivative liability were as follows:

	Twelve Months Ended December 31, 2016
	Level 1	Level 2	Level 3
Convertible debt and other derivative liabilities at December 31, 2015			356,554
$780,850 of convertible debt prior to amendment			(330,694)
$780,850 of convertible debt as amended			733,185
Conversions of convertible debt			(833,401)
Issuance of convertible debt and other derivatives			690,442
Reclassification of common share equivalents to derivative liabilities			9,194,736
Change in fair value			(4,959,062)
Convertible debt and other derivative liabilities at December 31, 2016			4,851,760